Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Due to related parties:
Due to related parties	$ (183,700)	$ (90,727)
Mr. Jianmin Gao [Member]
Due to related parties:
Due to related parties	(20,324)	(83,747)
Mr. Fei Gao [Member]
Due to related parties:
Due to related parties	(13,633)	(6,980)
Mr Dong Yao [Member]
Due to related parties:
Due to related parties	(869)
Beijing Daogao Trading Co. Ltd. [Member]
Due to related parties:
Due to related parties	$ (26,169)